SEGMENT INFORMATION - Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 425,772	$ 433,893	$ 476,659
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	152,437	153,164	168,773
Singapore
Disclosure Of Geographical Areas [Line Items]
Revenue	135,227	118,789	95,116
Australia
Disclosure Of Geographical Areas [Line Items]
Revenue	62,139	60,299	67,652
China, Hong Kong, and Taiwan
Disclosure Of Geographical Areas [Line Items]
Revenue	62,239	82,187	118,219
India
Disclosure Of Geographical Areas [Line Items]
Revenue	973	779	1,248
Southeast Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	12,741	18,663	25,643
Northeast Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 16	$ 12	$ 8